UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803


Form 13F File Number:  028-13966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:

   /s/ Christine B. Nelson            Asheville, NC             August 7, 2012
   -----------------------            -------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          116
                                         -----------

Form 13F Information Table Value Total:  $   133,175
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Exxon Mobil Corporation                     Equity   30231G102       7,237      84,572 SH       SOLE                     SOLE
Pepsico, Inc.                               Equity   713448108       6,264      88,648 SH       SOLE                     SOLE
General Electric Company                    Equity   369604103       5,106     245,008 SH       SOLE                     SOLE
Intel Corporation                           Equity   458140100       4,674     175,377 SH       SOLE                     SOLE
Berkshire Hathaway Inc Del Cl B             Equity   084670702       4,168      50,014 SH       SOLE                     SOLE
Wal-Mart Stores Inc.                        Equity   931142103       3,775      54,146 SH       SOLE                     SOLE
Johnson & Johnson                           Equity   478160104       3,368      49,846 SH       SOLE                     SOLE
iShares MSCI Emrg Mkt Fd                    Equity   464287234       3,133      80,045 SH       SOLE                     SOLE
Microsoft Corporation                       Equity   594918104       3,068     100,302 SH       SOLE                     SOLE
Lowes Companies Inc                         Equity   548661107       2,826      99,370 SH       SOLE                     SOLE
Procter & Gamble Company (The)              Equity   742718109       2,798      45,676 SH       SOLE                     SOLE
Cisco Systems, Inc.                         Equity   17275R102       2,686     156,437 SH       SOLE                     SOLE
Sysco Corp                                  Equity   871829107       2,491      83,565 SH       SOLE                     SOLE
McDonald's Corp.                            Equity   580135101       2,435      27,501 SH       SOLE                     SOLE
Wells Fargo & Company                       Equity   949746101       2,262      67,642 SH       SOLE                     SOLE
Automatic Data Processing                   Equity   053015103       2,232      40,094 SH       SOLE                     SOLE
Apple Inc.                                  Equity   037833100       2,203       3,773 SH       SOLE                     SOLE
Streettracks Gold TRUST                     Equity   78463V107       2,143      13,810 SH       SOLE                     SOLE
General Mills Inc                           Equity   370334104       2,065      53,568 SH       SOLE                     SOLE
Emerson Electric Company                    Equity   291011104       2,038      43,747 SH       SOLE                     SOLE
QUALCOMM Incorporated                       Equity   747525103       1,985      35,644 SH       SOLE                     SOLE
Stryker Corporation                         Equity   863667101       1,957      35,521 SH       SOLE                     SOLE
Baxter International Inc.                   Equity   071813109       1,880      35,378 SH       SOLE                     SOLE
Sigma-Aldrich Corporation                   Equity   826552101       1,804      24,399 SH       SOLE                     SOLE
Walt Disney Company (The)                   Equity   254687106       1,794      36,998 SH       SOLE                     SOLE
EMC Corporation                             Equity   268648102       1,599      62,398 SH       SOLE                     SOLE
Deere & Co                                  Equity   244199105       1,576      19,485 SH       SOLE                     SOLE
Lincoln National Corp                       Equity   534187109       1,573      71,936 SH       SOLE                     SOLE
Conoco-Phillips                             Equity   20825C104       1,420      25,412 SH       SOLE                     SOLE
Intl Business Machines                      Equity   459200101       1,404       7,177 SH       SOLE                     SOLE
Verizon Communications Inc.                 Equity   92343V104       1,320      29,698 SH       SOLE                     SOLE
Abbott Laboratories                         Equity   002824100       1,272      19,731 SH       SOLE                     SOLE
iShares iBoxx $ Invest Grade Corp Bond ETF  Equity   464287242       1,246      10,600 SH       SOLE                     SOLE
Amgen, Inc.                                 Equity   031162100       1,232      16,898 SH       SOLE                     SOLE
Corning Inc Com                             Equity   219350105       1,228      94,994 SH       SOLE                     SOLE
Tractor Supply Company                      Equity   892356106       1,221      14,700 SH       SOLE                     SOLE
UnitedHealth Group, Inc.                    Equity   91324P102       1,214      20,748 SH       SOLE                     SOLE
Cullen Frost Bankers                        Equity   229899109       1,203      20,920 SH       SOLE                     SOLE
Vanguard Short Term Bond ETF                Equity   921937827       1,185      14,604 SH       SOLE                     SOLE
CF Industries Holdings, Inc.                Equity   125269100       1,103       5,695 SH       SOLE                     SOLE
iShares Barclays TIPS Bond ETF              Equity   464287176       1,059       8,849 SH       SOLE                     SOLE
Blackrock Global Energy                     Equity   09250U101       1,019      45,238 SH       SOLE                     SOLE
BB&T Corporation                            Equity   054937107         965      31,265 SH       SOLE                     SOLE
Oracle Corporation                          Equity   68389X105         960      32,328 SH       SOLE                     SOLE
Vanguard Emerging Markets Index Fund ETF    Equity   922042858         944      23,643 SH       SOLE                     SOLE
Whole Foods Mkt Inc Com                     Equity   966837106         904       9,481 SH       SOLE                     SOLE
Pfizer Incorporated                         Equity   717081103         848      36,854 SH       SOLE                     SOLE
Duke Energy Corporation                     Equity   26441C204         832      36,066 SH       SOLE                     SOLE
Amern Tower Corp Class A                    Equity   03027X100         760      10,872 SH       SOLE                     SOLE
iShares Russell Midcap Index Fund           Equity   464287499         746       7,085 SH       SOLE                     SOLE
United Parcel Svc Inc CL B                  Equity   911312106         746       9,467 SH       SOLE                     SOLE
Exelon Corporation                          Equity   30161N101         736      19,564 SH       SOLE                     SOLE
Colgate-Palmolive Company                   Equity   194162103         732       7,032 SH       SOLE                     SOLE
Target Corporation                          Equity   87612E106         720      12,376 SH       SOLE                     SOLE
Costco Whsl Corp New                        Equity   22160K105         707       7,441 SH       SOLE                     SOLE
Adobe Systems Inc                           Equity   00724F101         693      21,401 SH       SOLE                     SOLE
Bed Bath & Beyond Inc.                      Equity   075896100         667      10,798 SH       SOLE                     SOLE
Coach Inc                                   Equity   189754104         650      11,121 SH       SOLE                     SOLE
Autodesk Inc                                Equity   052769106         645      18,445 SH       SOLE                     SOLE
Celgene Corp                                Equity   151020104         642      10,014 SH       SOLE                     SOLE
ChevronTexaco Corp.                         Equity   166764100         641       6,079 SH       SOLE                     SOLE
Nordstrom Inc                               Equity   655664100         640      12,876 SH       SOLE                     SOLE
Nuveen Quality Preferred Income             Equity   67072C105         635      70,545 SH       SOLE                     SOLE
Darden Restaurants Inc                      Equity   237194105         635      12,535 SH       SOLE                     SOLE
Nike, Inc.                                  Equity   654106103         615       7,005 SH       SOLE                     SOLE
Bank of America Corporation                 Equity   060505104         592      72,413 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     Equity   464288646         587       5,609 SH       SOLE                     SOLE
Progress Energy Inc                         Equity   743263105         562       9,336 SH       SOLE                     SOLE
JPMorgan Chase & Co.                        Equity   46625H100         561      15,697 SH       SOLE                     SOLE
Johnson Controls Inc                        Equity   478366107         555      20,045 SH       SOLE                     SOLE
Heinz H J Co Com                            Equity   423074103         545      10,025 SH       SOLE                     SOLE
Vanguard Short Term Corporate Bond ETF      Equity   92206C409         530       6,700 SH       SOLE                     SOLE
iShares Russell 2000 Index Fund             Equity   464287655         526       6,612 SH       SOLE                     SOLE
Pimco Exch Traded Fund                      Equity   72201R833         501       4,960 SH       SOLE                     SOLE
3M Company                                  Equity   88579Y101         489       5,462 SH       SOLE                     SOLE
Swiss Helvetia Fund                         Equity   870875101         485      47,894 SH       SOLE                     SOLE
Freeport-McMoRan Copper & Gold Inc.         Equity   35671D857         474      13,902 SH       SOLE                     SOLE
Partnerre Ltd 6.75% Ser C Cum               Equity   G6852T204         456      17,788 SH       SOLE                     SOLE
Kimberly-Clark Corporation                  Equity   494368103         455       5,436 SH       SOLE                     SOLE
Barclays Bank                               Equity   06739H776         422      17,000 SH       SOLE                     SOLE
Gabelli Divid & Incm Pfd                    Equity   345395206         421      16,377 SH       SOLE                     SOLE
Vanguard Intl Eqty Index                    Equity   922042775         420      10,250 SH       SOLE                     SOLE
iShares Lehman US Aggregate BD              Equity   464287226         399       3,589 SH       SOLE                     SOLE
AT&T, Inc.                                  Equity   00206R102         385      10,807 SH       SOLE                     SOLE
iShares MSCI EAFE Index Fund                Equity   464287465         385       7,711 SH       SOLE                     SOLE
Clorox Company (The)                        Equity   189054109         366       5,056 SH       SOLE                     SOLE
Philip Morris Intl                          Equity   718172109         363       4,164 SH       SOLE                     SOLE
Streettracks Series Trust SPDR              Equity   78464A722         358       6,027 SH       SOLE                     SOLE
Phillips 66 Com                             Equity   718546104         331       9,966 SH       SOLE                     SOLE
Scana Corporation New                       Equity   80589M102         323       6,749 SH       SOLE                     SOLE
iShares Lehman 20 yr Trea                   Equity   464287432         319       2,550 SH       SOLE                     SOLE
Altria Group Inc.                           Equity   02209S103         314       9,086 SH       SOLE                     SOLE
United Technologies Corp.                   Equity   913017109         308       4,081 SH       SOLE                     SOLE
iShares Dow Jones US Real Estate ETF        Equity   464287739         299       4,675 SH       SOLE                     SOLE
Spectra Energy Corp                         Equity   847560109         293      10,081 SH       SOLE                     SOLE
Nfj Dividend Interest Fd                    Equity   65337H109         287      17,100 SH       SOLE                     SOLE
iShares Barclays 1-3 Year Treasury Bond ETF Equity   464287457         282       3,340 SH       SOLE                     SOLE
Vanguard Specialized Portfol C              Equity   921908844         272       4,800 SH       SOLE                     SOLE
Eaton Vance Tax-Managed Buy-Write Oppty
  Fund                                      Equity   27828Y108         251      20,200 SH       SOLE                     SOLE
Clough Global Oppty Fd                      Equity   18914E106         248      23,050 SH       SOLE                     SOLE
Omnicom Group Inc                           Equity   681919106         243       5,000 SH       SOLE                     SOLE
Vanguard Intermediate Term Bon              Equity   921937819         234       2,630 SH       SOLE                     SOLE
ADR Sanofi-Aventis Spons.                   Equity   80105N105         232       6,150 SH       SOLE                     SOLE
Ishares Tr Lehman Bd Fd                     Equity   464288638         230       2,105 SH       SOLE                     SOLE
iShares Cohen & Steer                       Equity   464287564         228       2,900 SH       SOLE                     SOLE
Western Asset/Claymore TIPS Fund 2          Equity   95766R104         226      17,300 SH       SOLE                     SOLE
General Elec Cap Corp                       Equity   369622519         223       8,525 SH       SOLE                     SOLE
Home Depot Inc                              Equity   437076102         218       4,106 SH       SOLE                     SOLE
Kraft Foods, Inc                            Equity   50075N104         217       5,626 SH       SOLE                     SOLE
American Intl Group Inc                     Equity   026874784         207       6,450 SH       SOLE                     SOLE
Unilever NV                                 Equity   904784709         207       6,200 SH       SOLE                     SOLE
Franklin Street Properties                  Equity   35471R106         205      19,396 SH       SOLE                     SOLE
Dominion Resources Inc.                     Equity   25746U109         204       3,782 SH       SOLE                     SOLE
Coca-Cola Company (The)                     Equity   191216100         203       2,602 SH       SOLE                     SOLE
Market Vectors Pharmaceutical ETF           Equity   57060U217         202       5,200 SH       SOLE                     SOLE
Bristol-Myers Squibb Company                Equity   110122108         201       5,600 SH       SOLE                     SOLE